AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 16.3%
$1,200,000	AGL CLO Ltd. Series 2019-1A, Class B, 2.18% (3-Month USD Libor+205 basis points), 10/20/2032[1,2,3]	$1,200,236
	AGL Core CLO Ltd.
1,000,000	Series 2020-8A, Class B, 1.78% (3-Month USD Libor+165 basis points), 10/20/2031[1,2,3]	1,000,213
1,500,000	Series 2019-2A, Class B, 2.03% (3-Month USD Libor+190 basis points), 4/20/2032[1,2,3]	1,502,380
875,000	Series 2020-4A, Class XR, 0.78% (3-Month USD Libor+65 basis points), 4/20/2033[1,2,3]	874,370
2,000,000	Angel Oak Mortgage Trust Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,4]	2,015,954
	Apex Credit CLO Ltd.
1,000,000	Series 2015-2A, Class BR, 1.53% (3-Month USD Libor+140 basis points), 10/17/2026[1,2,3]	999,363
900,000	Series 2020-1A, Class A2, 1.95% (3-Month USD Libor+182 basis points), 10/20/2031[1,2,3]	901,801
1,500,000	Series 2019-2A, Class B, 2.23% (3-Month USD Libor+210 basis points), 10/25/2032[1,2,3]	1,500,343
1,000,000	Apidos CLO Series 2015-21A, Class A2R, 1.58% (3-Month USD Libor+145 basis points), 7/18/2027[1,2,3]	999,998
118,531	Apres Static CLO Ltd. Series 2019-1A, Class X, 0.88% (3-Month USD Libor+75 basis points), 10/15/2028[1,2,3]	118,533
	Ares CLO Ltd.
2,000,000	Series 2016-39A, Class A2R2, 1.53% (3-Month USD Libor+140 basis points), 4/18/2031[1,2,3]	1,997,054
500,000	Series 2019-54A, Class X, 0.73% (3-Month USD Libor+60 basis points), 10/15/2032[1,2,3]	499,977
4,000,000	Bain Capital Credit CLO Ltd. Series 2020-2A, Class XR, 0.83% (3-Month USD Libor+70 basis points), 7/19/2034[1,2,3]	3,996,618
1,025,000	BlueMountain CLO Ltd. Series 2015-2A, Class BR, 1.63% (3-Month USD Libor+150 basis points), 7/18/2027[1,2,3]	1,024,961
1,009,235	BRAVO Residential Funding Trust Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,4]	1,009,878
374,141	CARS-DB4 LP Series 2020-1A, Class A4, 3.19%, 2/15/2050[1,3]	382,483
600,000	CBAM Ltd. Series 2018-6A, Class B1R, 2.23% (3-Month USD Libor+210 basis points), 1/15/2031[1,2,3]	600,081
	Commonbond Student Loan Trust
18,830	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	19,146
658,934	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	679,881
	CPS Auto Receivables Trust
172,075	Series 2020-A, Class B, 2.36%, 2/15/2024[1,3]	172,617

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$329,793	Series 2019-C, Class C, 2.84%, 6/16/2025[1,3]	$331,976
460,000	Series 2020-A, Class C, 2.54%, 12/15/2025[1,3]	466,527
245,000	CPS Auto Receivables Trust Series 2020-C, Class C, 1.71%, 8/17/2026[1,3]	248,367
	Credit Acceptance Auto Loan Trust
1,075,000	Series 2019-1A, Class C, 3.94%, 6/15/2028[1,3]	1,097,628
885,000	Series 2019-3A, Class C, 3.06%, 3/15/2029[1,3]	917,707
396,772	Credit Acceptance Auto Loan Trust Series 2018-3A, Class C, 4.04%, 12/15/2027[1,3]	399,369
	Crown City CLO
1,714,286	Series 2020-2A, Class X, 0.88% (3-Month USD Libor+75 basis points), 1/20/2032[1,2,3]	1,713,392
2,000,000	Series 2021-1A, Class X, 0.87% (3-Month USD Libor+75 basis points), 7/20/2034[1,2,3]	1,998,199
2,500,000	Discover Card Execution Note Trust Series 2018-A2, Class A2, 0.41% (1-Month USD Libor+33 basis points), 8/15/2025[1,2]	2,507,325
903,000	Drive Auto Receivables Trust Series 2021-1, Class C, 1.02%, 6/15/2027[1]	906,654
	Dryden CLO Ltd.
833,334	Series 2018-61A, Class XR, 0.63% (3-Month USD Libor+50 basis points), 1/17/2032[1,2,3]	832,994
1,100,000	Series 2019-72A, Class XR, 1.02% (3-Month USD Libor+90 basis points), 5/15/2032[1,2,3]	1,098,992
	Eaton Vance CLO Ltd.
3,000,000	Series 2013-1A, Class AX3R, 0.78% (3-Month USD Libor+65 basis points), 1/15/2034[1,2,3]	3,000,149
1,500,000	Series 2020-1A, Class BR, 1.73% (3-Month USD Libor+165 basis points), 10/15/2034[1,2,3]	1,497,403
	Exeter Automobile Receivables Trust
865,000	Series 2019-4A, Class C, 2.44%, 9/16/2024[1,3]	872,663
905,000	Series 2019-2A, Class D, 3.71%, 3/17/2025[1,3]	937,910
585,000	Series 2020-3A, Class C, 1.32%, 7/15/2025[1]	591,218
840,000	Series 2020-3A, Class D, 1.73%, 7/15/2026[1]	854,826
1,070,000	First Investors Auto Owner Trust Series 2017-2A, Class D, 3.56%, 9/15/2023[1,3]	1,078,986
1,085,000	Flagship Credit Auto Trust Series 2019-4, Class B, 2.53%, 11/17/2025[1,3]	1,106,894
1,764,321	GCAT Series 2021-NQM5, Class A2, 1.42%, 7/25/2066[1,3,4]	1,764,315
371,576	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	386,390
900,000	Magnetite Ltd. Series 2020-28A, Class B, 1.78% (3-Month USD Libor+165 basis points), 10/25/2031[1,2,3]	900,181

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,500,000	Mariner CLO LLC Series 2016-3A, Class BR2, 1.64% (3-Month USD Libor+150 basis points), 7/23/2029[1,2,3]	$1,500,330
810,000	Mello Warehouse Securitization Trust Series 2019-2, Class D, 1.44% (1-Month USD Libor+135 basis points), 11/25/2052[1,2,3]	810,196
842,562	NADG NNN Operating LP Series 2019-1, Class A, 3.37%, 12/28/2049[1,3]	863,008
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	2,094,594
670,968	NewRez Warehouse Securitization Trust Series 2021-1, Class D, 1.49% (1-Month USD Libor+140 basis points), 5/25/2055[1,2,3]	671,762
1,982,843	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,4]	1,977,602
	Oaktree CLO Ltd.
800,000	Series 2019-3A, Class B, 2.13% (3-Month USD Libor+200 basis points), 7/20/2031[1,2,3]	800,139
1,000,000	Series 2019-4A, Class B, 2.13% (3-Month USD Libor+200 basis points), 10/20/2032[1,2,3]	1,000,892
800,000	Series 2019-3A, Class BR, 0.00% (3-Month USD Libor+175 basis points), 10/20/2034[1,2,3]	801,609
2,085,606	OPG Trust 1.99%, 10/15/2036[3]	2,080,371
250,000	OZLM Ltd. Series 2018-20A, Class X, 0.83% (3-Month USD Libor+70 basis points), 4/20/2031[1,2,3]	249,734
	Palmer Square CLO Ltd.
137,637	Series 2018-3A, Class A1, 0.97% (3-Month USD Libor+85 basis points), 8/15/2026[1,2,3]	137,680
750,000	Series 2018-3A, Class B, 2.03% (3-Month USD Libor+190 basis points), 8/15/2026[1,2,3]	749,995
	Park Avenue Institutional Advisers CLO Ltd.
1,000,000	Series 2019-1A, Class A2A, 2.13% (3-Month USD Libor+200 basis points), 5/15/2032[1,2,3]	1,000,343
2,000,000	Series 2019-2A, Class A2, 2.08% (3-Month USD Libor+195 basis points), 10/15/2032[1,2,3]	2,000,092
2,000,000	Series 2019-2A, Class A2R, 0.00% (3-Month USD Libor+170 basis points), 10/15/2034[1,2,3]	1,999,000
	Provident Funding Mortgage Warehouse Securitization Trust
1,223,529	Series 2021-1, Class C, 1.24% (1-Month USD Libor+115 basis points), 2/25/2055[1,2,3]	1,218,260
669,960	Series 2021-1, Class E, 2.09% (1-Month USD Libor+200 basis points), 2/25/2055[1,2,3]	665,250
1,500,000	Race Point CLO Ltd. Series 2015-9A, Class A2R2, 1.58% (3-Month USD Libor+145 basis points), 10/15/2030[1,2,3]	1,493,600

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Regatta Funding Ltd. Series 2018-4A, Class A2, 1.98% (3-Month USD Libor+185 basis points), 10/25/2031[1,2,3]	$1,000,124
	Santander Drive Auto Receivables Trust
605,004	Series 2018-3, Class D, 4.07%, 8/15/2024[1]	615,394
1,000,000	Series 2020-3, Class D, 1.64%, 11/16/2026[1]	1,013,823
	Signal Peak CLO Ltd
1,494,599	Series 2015-1A, Class AR2, 1.11% (3-Month USD Libor+98 basis points), 4/20/2029[1,2,3]	1,496,094
1,000,000	Series 2019-1A, Class B, 2.13% (3-Month USD Libor+200 basis points), 4/30/2032[1,2,3]	1,000,290
	SoFi Professional Loan Program LLC
500,000	Series 2017-D, Class BFX, 3.61%, 9/25/2040[1,3]	522,503
133,908	Series 2017-E, Class A2B, 2.72%, 11/26/2040[1,3]	135,892
550,000	Series 2018-A, Class B, 3.61%, 2/25/2042[1,3]	572,498
2,000,000	Statino Place Securitization Trust Series Series 2021-5, Class A, 0.83% (1-Month USD Libor+75 basis points), 10/6/2021[1,2,3]	2,000,102
	Station Place Securitization Trust Series
258,929	Series 2021-WL1, Class E, 2.09% (1-Month USD Libor+200 basis points), 1/26/2054[1,2,3]	258,276
685,185	Series 2021-WL1, Class F, 2.59% (1-Month USD Libor+250 basis points), 1/26/2054[1,2,3]	683,465
750,000	Series 2021-WL2, Class E, 1.59% (1-Month USD Libor+150 basis points), 3/25/2054[1,2,3]	749,981
1,186,888	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,265,645
18,209	Structured Asset Investment Loan Trust Series 2005-1, Class M2, 0.81% (1-Month USD Libor+72 basis points), 2/25/2035[1,2,3]	18,254
1,500,000	TCW CLO Ltd. Series 2017-1A, Class AR, 1.16% (3-Month USD Libor+103 basis points), 7/29/2029[1,2,3]	1,498,595
3,300,000	TICP CLO Ltd. Series 2018-12A, Class X, 0.76% (3-Month USD Libor+65 basis points), 7/15/2034[1,2,3]	3,297,031
1,350,157	Toorak Mortgage Corp. Ltd. Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,4]	1,350,920
1,500,000	Venture Clo Ltd. Series 2019-36A, Class A2R, 1.53% (3-Month USD Libor+140 basis points), 4/20/2032[1,2,3]	1,494,804
	Vibrant CLO Ltd.
1,100,000	Series 2017-6A, Class BR, 1.75% (3-Month USD Libor+163 basis points), 6/20/2029[1,2,3]	1,098,765
2,000,000	Series 2019-11A, Class A2R, 1.78% (3-Month USD Libor+170 basis points), 7/20/2032[1,2,3]	1,996,531
	Voya CLO Ltd.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Series 2016-2A, Class A2R, 1.88% (3-Month USD Libor+175 basis points), 7/19/2028[1,2,3]	$1,000,122
1,300,000	Series 2018-4A, Class A2AR, 1.53% (3-Month USD Libor+140 basis points), 1/15/2032[1,2,3]	1,300,595
	Westlake Automobile Receivables Trust
1,000,000	Series 2019-1A, Class D, 3.67%, 3/15/2024[1,3]	1,018,926
795,000	Series 2019-3A, Class D, 2.72%, 11/15/2024[1,3]	813,829
1,000,000	Series 2019-2A, Class D, 3.20%, 11/15/2024[1,3]	1,025,227
300,000	Series 2020-1A, Class D, 2.80%, 6/16/2025[1,3]	308,784
867,000	Series 2021-1A, Class C, 0.95%, 3/16/2026[1,3]	870,333
1,274,000	Series 2021-2A, Class E, 2.38%, 3/15/2027[1,3]	1,276,182
	TOTAL ASSET-BACKED SECURITIES
	(Cost $98,714,206)	98,803,394
	BANK LOANS — 7.0%
1,528,462	1011778 BC ULC 1.84% (1-Month USD Libor+175 basis points), 11/19/2026[1,2,5,6]	1,512,536
625,000	AAdvantage Loyalty IP Ltd. 5.50% (1-Month USD Libor+475 basis points), 4/20/2028[1,2,5,6]	647,003
370,198	Alliant Holdings Intermediate LLC 4.25% (1-Month USD Libor+375 basis points), 11/6/2027[1,2,5]	371,021
627,909	American Airlines, Inc. 1.84% (1-Month USD Libor+175 basis points), 1/29/2027[1,2,5]	603,813
983,166	Aramark Services, Inc. 1.83% (1-Month USD Libor+175 basis points), 3/11/2025[1,2,5]	963,807
340,309	Avolon TLB Borrower 1 U.S. LLC 2.50% (3-Month USD Libor+200 basis points), 1/15/2025[1,2,5]	339,375
989,729	Axalta Coating Systems U.S. Holdings, Inc. 1.88% (3-Month USD Libor+175 basis points), 6/1/2024[1,2,5]	988,244
1,200,989	Bausch Health Cos., Inc. 3.09% (3-Month USD Libor+300 basis points), 6/1/2025[1,2,5,7,8]	1,200,839
1,226,925	Cable One, Inc. 2.08% (1-Month USD Libor+200 basis points), 5/3/2028[1,2,5]	1,221,938
78,802	Catalent Pharma Solutions, Inc. 1.00% (1-Month USD Libor+200 basis points), 2/22/2028[2,5,7,8]	78,605
1,371,102	Charter Communications Operating LLC 1.84% (1-Month USD Libor+175 basis points), 4/30/2025[1,2,5]	1,370,759
1,761,284	CSC Holdings LLC 2.33% (3-Month USD Libor+225 basis points), 7/17/2025[1,2,5]	1,740,228
992,424	DaVita, Inc. 1.83% (1-Month USD Libor+175 basis points), 8/12/2026[1,2,5]	987,849
1,020,173	Dell International LLC 2.00% (1-Month USD Libor+175 basis points), 9/19/2025[1,2,5]	1,020,994
490,000	Diamond Sports Group LLC 3.34% (1-Month USD Libor+325 basis points), 8/24/2026[1,2,5]	307,269
498,750	DT Midstream, Inc. 2.50% (1-Month USD Libor+200 basis points), 6/10/2028[1,2,5]	499,179

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$963,966	Elanco Animal Health, Inc. 1.84% (1-Month USD Libor+175 basis points), 8/1/2027[1,2,5]	$953,377
1,338,583	Energizer Holdings, Inc. 2.75% (1-Month USD Libor+225 basis points), 12/22/2027[1,2,5]	1,339,975
1,246,875	HCA, Inc. 1.83% (1-Month USD Libor+175 basis points), 6/30/2028[1,2,5]	1,256,227
1,501,163	Hilton Worldwide Finance LLC 1.83% (3-Month USD Libor+175 basis points), 6/21/2026[1,2,5]	1,490,265
251,541	ICON Luxembourg Sarl 3.00% (1-Month USD Libor+250 basis points), 7/1/2028[1,2,5,6]	252,658
1,693,108	JBS USA LUX S.A. 2.09% (1-Month USD Libor+200 basis points), 5/1/2026[1,2,5,6]	1,688,486
1,427,208	Level 3 Financing, Inc. 1.83% (1-Month USD Libor+175 basis points), 3/1/2027[1,2,5]	1,411,530
1,488,655	LPL Holdings, Inc. 1.83% (1-Month USD Libor+175 basis points), 11/12/2026[1,2,5]	1,482,611
993,307	Lumen Technologies, Inc. 2.34% (1-Month USD Libor+225 basis points), 3/15/2027[1,2,5]	983,856
366,000	Medline 1.00% (1-Month USD Libor+325 basis points), 9/29/2028[2,5,7,8]	364,170
1,062,000	Mileage Plus Holdings LLC 6.25% (1-Month USD Libor+525 basis points), 6/20/2027[1,2,5,7,8]	1,129,373
1,693,143	ON Semiconductor Corp. 2.08% (1-Month USD Libor+200 basis points), 9/19/2026[1,2,5]	1,693,041
961,000	PetSmart, Inc. 4.50% (1-Month USD Libor+375 basis points), 2/12/2028[1,2,5]	964,431
62,672	PRA Health Sciences, Inc. 3.00% (1-Month USD Libor+250 basis points), 7/1/2028[1,2,5]	62,950
956,415	Resideo Funding, Inc. 2.75% (1-Month USD Libor+225 basis points), 2/12/2028[1,2,5]	958,807
1,293,069	SBA Senior Finance II LLC 1.84% (1-Month USD Libor+175 basis points), 4/11/2025[1,2,5]	1,282,227
1,313,955	Scientific Games International, Inc. 2.84% (1-Month USD Libor+275 basis points), 8/14/2024[1,2,5,7,8]	1,309,770
191,958	Serta Simmons Bedding LLC 3.50% (3-Month USD Libor+350 basis points), 11/8/2023[1,2,5]	133,285
	Sinclair Television Group, Inc.
129,614	2.34% (3-Month USD Libor+225 basis points), 1/3/2024[1,2,5]	128,344
496,860	2.59% (1-Month USD Libor+250 basis points), 7/18/2026[1,2,5]	489,410
1,727,000	SkyMiles IP Ltd. 4.75% (3-Month USD Libor+375 basis points), 10/20/2027[1,2,5,6,7,8]	1,839,151
448,610	Spirit AeroSystems, Inc. 6.00% (1-Month USD Libor+525 basis points), 1/15/2025[1,2,5]	451,975
1,824,883	SS&C Technologies, Inc. 1.83% (1-Month USD Libor+175 basis points), 4/16/2025[1,2,5,7,8]	1,810,439
408,860	Telesat LLC 2.84% (1-Month USD Libor+275 basis points), 12/7/2026[1,2,5]	370,728

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$488,763	TransDigm, Inc. 2.34% (3-Month USD Libor+250 basis points), 6/9/2023[1,2,5]	$483,391
572,634	United Airlines, Inc. 4.50% (1-Month USD Libor+375 basis points), 4/21/2028[1,2,5]	577,873
998,000	Virgin Media Bristol LLC 2.58% (1-Month USD Libor+250 basis points), 1/3/2028[1,2,5]	992,516
1,178,346	Vistra Operations Co. LLC 0.00% (1-Month USD Libor+175 basis points), 12/31/2025[1,2,5]	1,170,740
1,097,183	WEI Sales LLC 3.09% (1-Month USD Libor+300 basis points), 3/29/2025[1,2,5]	1,098,554
523,844	Western Digital Corp. 1.83% (1-Month USD Libor+175 basis points), 4/29/2023[1,2,5]	524,554
	TOTAL BANK LOANS
	(Cost $42,750,808)	42,548,173
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9%
	Angel Oak Mortgage Trust
1,151,305	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,4]	1,151,326
497,964	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,4]	499,282
644,917	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,4]	647,395
267,046	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,4]	269,030
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,4]	743,588
	Citigroup Mortgage Loan Trust, Inc.
974,120	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	988,433
217,556	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,4]	222,997
1,611,850	COLT Mortgage Loan Trust Series 2019-4, Class M1, 3.19%, 11/25/2049[1,3,4]	1,610,728
	Deephaven Residential Mortgage Trust
262,758	Series 2019-4A, Class A3, 3.05%, 10/25/2059[1,3,4]	259,111
684,932	Series 2020-1, Class A3, 2.65%, 1/25/2060[1,3,4]	687,833
1,500,000	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,4]	1,499,990
1,484,121	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,4]	1,484,108
	Ellington Financial Mortgage Trust
1,918,667	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,4]	1,955,989
333,557	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,4]	334,840
692,803	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,4]	690,430
483,472	FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050[1,3,4]	490,327
1,110,268	GCAT Trust Series 2019-NQM2, Class A3, 3.16%, 9/25/2059[1,3,9]	1,110,082
534,917	Homeward Opportunities Fund I Trust Series 2018-2, Class A3, 4.24%, 11/25/2058[1,3,4]	540,955
	New Residential Mortgage Loan Trust
224,792	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,4]	226,685
449,584	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,4]	452,934
	Residential Mortgage Loan Trust
303,277	Series 2019-2, Class A3, 3.22%, 5/25/2059[1,3,4]	306,726

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$481,065	Series 2019-3, Class A3, 3.04%, 9/25/2059[1,3,4]	$485,363
2,400,615	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,4]	2,454,206
412,936	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,4]	412,172
	SG Residential Mortgage Trust
817,828	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,4]	820,490
846,467	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,4]	849,764
1,619,668	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,4]	1,616,392
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,4]	1,211,186
	Spruce Hill Mortgage Loan Trust
300,548	Series 2020-SH1, Class A1, 2.52%, 1/28/2050[1,3,4]	302,355
613,313	Series 2020-SH1, Class A3, 2.83%, 1/28/2050[1,3,4]	616,269
	Starwood Mortgage Residential Trust
1,675,102	Series 2018-IMC2, Class A3, 4.37%, 10/25/2048[1,3,4]	1,692,187
1,500,000	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,4]	1,499,988
783,923	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,4]	783,914
1,169,487	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,4]	1,171,324
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $30,256,518)	30,088,399
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.7%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.23%, 4/14/2033[1,3,4,10]	40,788
900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.16%, 11/5/2036[1,3,4]	769,379
1,500,000	BFLD Trust Series 2020-EYP, Class D, 3.03% (1-Month USD Libor+295 basis points), 10/15/2035[2,3]	1,510,357
	BX Commercial Mortgage Trust
1,446,684	Series 2020-FOX, Class E, 3.68% (1-Month USD Libor+360 basis points), 11/15/2032[2,3]	1,449,442
800,000	Series 2021-VOLT, Class F, 2.50% (1-Month USD Libor+240 basis points), 9/15/2036[2,3]	801,003
1,767,339	Series 2019-XL, Class G, 2.38% (1-Month USD Libor+230 basis points), 10/15/2036[2,3]	1,772,296
1,843,191	Series 2020-BXLP, Class F, 2.08% (1-Month USD Libor+200 basis points), 12/15/2036[2,3]	1,844,920
1,000,000	Series 2018-BIOA, Class C, 1.21% (1-Month USD Libor+112 basis points), 3/15/2037[2,3]	1,000,296
1,500,000	Series 2020-VKNG, Class E, 2.18% (1-Month USD Libor+210 basis points), 10/15/2037[2,3]	1,501,806
1,400,000	Series 2021-VINO, Class E, 2.04% (1-Month USD Libor+195 basis points), 5/15/2038[2,3]	1,401,683
	BX Trust
1,000,000	Series 2021-MFM1, Class D, 1.58% (1-Month USD Libor+150 basis points), 1/15/2034[2,3]	1,001,253
1,245,915	Series 2019-RP, Class A, 1.13% (1-Month USD Libor+105 basis points), 6/15/2034[1,2,3]	1,245,166

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,200,000	Series 2021-LBA, Class FJV, 2.48% (1-Month USD Libor+240 basis points), 2/15/2036[2,3]	$1,199,982
1,200,000	Series 2021-LBA, Class FV, 2.48% (1-Month USD Libor+240 basis points), 2/15/2036[2,3]	1,199,982
1,600,000	Series 2021-SOAR, Class F, 2.43% (1-Month USD Libor+235 basis points), 6/15/2038[2,3]	1,604,496
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 2.63% (1-Month USD Libor+255 basis points), 12/15/2037[2,3]	600,353
932,421	Cantor Commercial Real Estate Lending Series 2019-CF1, Class A1, 2.86%, 5/15/2052[1]	954,817
2,433,557	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 1.15%, 1/10/2048[1,4,10]	91,195
417,761	Citigroup Commercial Mortgage Trust Series 2016-P5, Class A2, 2.40%, 10/10/2049[1]	418,610
1,965,981	Cold Storage Trust Series 2020-ICE5, Class E, 2.85% (1-Month USD Libor+277 basis points), 11/15/2037[2,3]	1,970,914
	COMM Mortgage Trust
1,375,000	Series 2021-LBA, Class F, 2.43% (1-Month USD Libor+235 basis points), 3/15/2038[1,2,3]	1,371,556
1,275,725	Series 2013-CR12, Class A3, 3.77%, 10/10/2046[1]	1,330,589
933,569	Series 2014-CR19, Class XA, 1.11%, 8/10/2047[1,4,10]	21,042
1,530,000	Series 2015-DC1, Class AM, 3.72%, 2/10/2048[1]	1,632,094
478,525	Series 2016-COR1, Class A2, 2.50%, 10/10/2049[1]	478,459
	CSMC 2020-NET
7,340,646	Series 2020-NET, Class X, 1.38%, 8/15/2037[3,4,10]	326,798
1,400,000	Series 2020-NET, Class B, 2.82%, 8/15/2037[3]	1,449,447
2,487,061	Extended Stay America Trust Series 2021-ESH, Class C, 1.78% (1-Month USD Libor+170 basis points), 7/15/2038[2,3]	2,504,279
	Fannie Mae-Aces
7,426	Series 2013-M5, Class X2, 2.28%, 1/25/2022[4,10]	4
15,575,370	Series 2014-M8, Class X2, 0.40%, 6/25/2024[4,10]	160,566
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,600,000	Series K723, Class XAM, 0.96%, 9/25/2023[1,4,10]	70,118
5,307,841	Series K044, Class X1, 0.84%, 1/25/2025[1,4,10]	99,644
2,300,000	Series K721, Class X3, 1.34%, 11/25/2042[1,4,10]	28,272
900,000	Series K043, Class X3, 1.69%, 2/25/2043[1,4,10]	43,422
2,900,000	Series K046, Class X3, 1.56%, 4/25/2043[1,4,10]	139,304
900,000	Series K050, Class X3, 1.61%, 10/25/2043[1,4,10]	50,045
1,100,000	Series K052, Class X3, 1.67%, 1/25/2044[1,4,10]	67,856
1,721,882	Series K097, Class X3, 2.09%, 9/25/2046[1,4,10]	237,578
240,000	FREMF Mortgage Trust Series 2015-K721, Class B, 3.68%, 11/25/2047[1,3,4]	246,054
	Government National Mortgage Association
5,422,102	Series 2013-139, Class IO, 0.22%, 10/16/2054[1,4,10]	99,729

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$595,207	Series 2013-175, Class IO, 0.31%, 5/16/2055[1,4,10]	$6,470
449,873	Series 2014-120, Class IO, 0.61%, 4/16/2056[1,4,10]	10,688
4,665,979	Series 2017-185, Class IO, 0.52%, 4/16/2059[1,4,10]	205,676
3,944,878	Series 2017-169, Class IO, 0.60%, 1/16/2060[1,4,10]	183,145
3,951,931	Series 2018-41, Class IO, 0.66%, 5/16/2060[1,4,10]	210,148
5,320,689	Series 2018-52, Class IO, 0.62%, 7/16/2060[1,4,10]	277,325
2,997,374	Series 2019-8, Class IO, 0.56%, 11/16/2060[1,4,10]	184,042
25,405,765	Series 2020-8, Class IO, 0.59%, 1/16/2062[1,4,10]	1,493,351
295,017	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class A1, 1.97%, 9/15/2050[1]	296,056
	KGS-Alpha SBA COOF Trust
907,986	Series 2015-1, Class A, 0.72%, 10/25/2035[1,3,4,10,11]	33,198
686,977	Series 2014-3, Class A, 0.21%, 5/25/2039[1,3,4,10,11]	22,219
93,733	Series 2015-2, Class A, 2.77%, 7/25/2041[1,3,4,10,11]	5,770
1,500,000	Life Mortgage Trust Series 2021-BMR, Class F, 2.43% (1-Month USD Libor+235 basis points), 3/15/2038[2,3]	1,503,752
600,000	MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 2.69% (1-Month USD Libor+260 basis points), 4/15/2038[2,3]	601,324
	Morgan Stanley Bank of America Merrill Lynch Trust
1,063,367	Series 2013-C7, Class A3, 2.66%, 2/15/2046[1]	1,073,838
2,000,000	Series 2013-C12, Class AS, 4.48%, 10/15/2046[1,4]	2,121,682
	Morgan Stanley Capital I Trust
271,042	Series 2012-STAR, Class XA1, 1.97%, 8/5/2034[3,4,10]	1,357
700,000	Series 2015-MS1, Class A2, 3.26%, 5/15/2048[1]	711,016
510,000	Series 2017-HR2, Class A2, 3.35%, 12/15/2050[1]	522,010
12,320,265	UBS Commercial Mortgage Trust Series 2019-C18, Class XA, 1.17%, 12/15/2052[1,4,10]	792,218
2,343,760	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.93%, 9/15/2058[1,4,10]	60,521
	WFRBS Commercial Mortgage Trust
1,500,000	Series 2014-C19, Class AS, 4.27%, 3/15/2047[1]	1,598,461
1,000,000	Series 2014-C21, Class AS, 3.89%, 8/15/2047[1]	1,050,097
815,000	Series 2014-C25, Class AS, 3.98%, 11/15/2047[1]	873,997
	WFRBS Commercial Mortgage Trust
3,200,000	Series 2014-C21, Class XB, 0.79%, 8/15/2047[1,4,10]	55,728
6,400,000	Series 2014-C22, Class XB, 0.49%, 9/15/2057[1,4,10]	76,166
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $46,404,355)	46,705,849
	CORPORATE BONDS — 54.1%
	COMMUNICATIONS — 2.5%
369,000	AMC Networks, Inc. 4.75%, 8/1/2025[1]	378,225
270,000	AMC Networks, Inc. 5.00%, 4/1/2024[1]	273,038

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$4,500,000	AT&T, Inc. 0.69% (SOFR Rate+64 basis points), 3/25/2024[1,2]	$4,508,185
779,000	Level 3 Financing, Inc. 4.62%, 9/15/2027[1,3]	801,435
2,565,000	NBN Co., Ltd. 0.88%, 10/8/2024[1,3,6]	2,556,874
500,000	Netflix, Inc. 4.37%, 11/15/2026	558,750
	NTT Finance Corp.
1,710,000	0.37%, 3/3/2023[3,6]	1,711,283
2,140,000	0.58%, 3/1/2024[3,6]	2,136,950
277,000	Sirius XM Radio, Inc. 3.13%, 9/1/2026[1,3]	280,809
1,505,000	T-Mobile USA, Inc. 2.25%, 2/15/2026[1]	1,521,931
500,000	Verizon Communications, Inc. 1.12% (3-Month USD Libor+100 basis points), 3/16/2022[2]	502,186
		15,229,666
	CONSUMER DISCRETIONARY — 5.2%
3,000,000	American Honda Finance Corp. 0.25% (3-Month USD Libor+12 basis points), 1/21/2022[2]	3,000,561
	BMW U.S. Capital LLC
1,600,000	0.58% (SOFR Rate+53 basis points), 4/1/2024[2,3]	1,616,907
2,000,000	0.43% (SOFR Rate+38 basis points), 8/12/2024[2,3]	2,010,240
2,000,000	Daimler Finance North America LLC 2.20%, 10/30/2021[3]	2,002,870
1,000,000	Delta Air Lines, Inc. 3.63%, 3/15/2022[1]	1,008,867
	ERAC USA Finance LLC
1,500,000	3.30%, 10/15/2022[3]	1,543,773
2,500,000	2.70%, 11/1/2023[1,3]	2,597,615
500,000	Ford Motor Co. 9.00%, 4/22/2025[1]	600,885
900,000	Ford Motor Credit Co. LLC 4.38%, 8/6/2023	937,224
	General Motors Financial Co., Inc.
1,000,000	4.20%, 11/6/2021	1,003,528
1,000,000	3.15%, 6/30/2022[1]	1,017,988
500,000	Hilton Domestic Operating Co., Inc. 5.37%, 5/1/2025[1,3]	522,500
3,000,000	Hyundai Capital America 1.00%, 9/17/2024[3]	2,990,055
1,288,000	International Game Technology PLC 4.13%, 4/15/2026[1,3,6]	1,338,708

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$238,000	MGM Resorts International 6.00%, 3/15/2023	$251,614
600,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/2024[3]	639,930
140,000	Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.87%, 4/15/2023[1,3,6]	146,300
	Toyota Motor Credit Corp.
2,000,000	0.43% (3-Month USD Libor+29 basis points), 10/7/2021[2]	2,000,056
1,640,000	0.34% (SOFR Rate+29 basis points), 9/13/2024[2]	1,640,607
480,000	United Airlines, Inc. 4.38%, 4/15/2026[1,3]	492,600
	Volkswagen Group of America Finance LLC
3,000,000	1.06% (3-Month USD Libor+94 basis points), 11/12/2021[2,3]	3,003,045
1,000,000	4.00%, 11/12/2021[3]	1,003,930
		31,369,803
	CONSUMER STAPLES — 1.1%
	7-Eleven, Inc.
1,500,000	0.58% (3-Month USD Libor+45 basis points), 8/10/2022[1,2,3]	1,500,360
1,000,000	0.80%, 2/10/2024[1,3]	998,974
	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
500,000	3.50%, 2/15/2023[1,3]	511,320
400,000	3.25%, 3/15/2026[1,3]	406,000
1,000,000	General Mills, Inc. 1.14% (3-Month USD Libor+101 basis points), 10/17/2023[2]	1,017,271
233,000	Lamb Weston Holdings, Inc. 4.88%, 11/1/2026[1,3]	238,713
2,000,000	Liberty Mutual Group, Inc. 4.25%, 6/15/2023[3]	2,119,098
		6,791,736
	ENERGY — 2.5%
	Buckeye Partners LP
307,000	4.13%, 3/1/2025[1,3]	318,132
908,000	3.95%, 12/1/2026[1]	926,160
447,000	Cheniere Energy Partners LP 5.62%, 10/1/2026[1]	459,292
786,000	CrownRock LP / CrownRock Finance, Inc. 5.62%, 10/15/2025[1,3]	804,432
	DCP Midstream Operating LP
520,000	3.88%, 3/15/2023[1]	532,256
513,000	5.38%, 7/15/2025[1]	566,865
192,000	Devon Energy Corp. 5.25%, 9/15/2024[1,3]	212,639
2,000,000	Diamondback Energy, Inc. 0.90%, 3/24/2023[1]	1,999,274

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$1,142,000	Endeavor Energy Resources LP / EER Finance, Inc. 5.50%, 1/30/2026[1,3]	$1,190,421
	Energy Transfer LP
2,000,000	3.45%, 1/15/2023[1]	2,057,888
320,000	4.25%, 3/15/2023[1]	333,463
	EQT Corp.
689,000	6.62%, 2/1/2025[1]	788,595
777,000	3.13%, 5/15/2026[1,3]	796,518
	PDC Energy, Inc.
519,000	6.12%, 9/15/2024[1]	526,785
259,000	5.75%, 5/15/2026[1]	269,684
2,000,000	Phillips 66 0.74% (3-Month USD Libor+62 basis points), 2/15/2024[1,2]	2,001,064
1,000,000	Western Midstream Operating LP 3.95%, 6/1/2025[1]	1,056,760
165,000	Williams Cos., Inc. 3.70%, 1/15/2023[1]	170,406
		15,010,634
	FINANCIALS — 29.8%
	American Express Co.
1,000,000	0.75% (3-Month USD Libor+62 basis points), 5/20/2022[1,2]	1,003,341
1,500,000	0.77% (3-Month USD Libor+65 basis points), 2/27/2023[1,2]	1,511,014
860,000	0.87% (3-Month USD Libor+75 basis points), 8/3/2023[1,2]	869,458
577,000	Avolon Holdings Funding Ltd. 3.95%, 7/1/2024[1,3,6]	612,291
	Bank of America Corp.
2,000,000	3.00% (3-Month USD Libor+79 basis points), 12/20/2023[1,4]	2,061,038
3,000,000	1.10% (3-Month USD Libor+96 basis points), 7/23/2024[1,2]	3,042,993
2,000,000	0.74% (SOFR Rate+69 basis points), 4/22/2025[1,2]	2,019,638
	Bank of Montreal
4,000,000	0.32% (SOFR Rate+27 basis points), 4/14/2023[2,6]	4,008,064
2,000,000	0.32% (SOFR Rate+27 basis points), 9/15/2023[2,6]	2,002,560
2,000,000	Bank of New York Mellon Corp. 0.31% (SOFR Rate+26 basis points), 4/26/2024[1,2]	2,006,408
	Bank of Nova Scotia
3,000,000	0.60% (SOFR Rate+55 basis points), 9/15/2023[2,6]	3,020,271
3,000,000	0.50% (SOFR Rate+45 basis points), 4/15/2024[2,6]	3,013,107
1,000,000	Barclays Bank PLC 1.70%, 5/12/2022[1,6]	1,007,893
	Barclays PLC
2,733,000	1.50% (3-Month USD Libor+138 basis points), 5/16/2024[1,2,6]	2,780,087
1,330,000	1.01% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+80 basis points), 12/10/2024[1,4,6]	1,335,998
2,250,000	BBVA USA 2.88%, 6/29/2022[1]	2,288,745

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$3,000,000	Canadian Imperial Bank of Commerce 0.39% (SOFR Rate+34 basis points), 6/22/2023[2,6]	$3,005,616
2,000,000	Capital One Financial Corp. 2.60%, 5/11/2023[1]	2,066,804
	Capital One N.A.
3,250,000	0.95% (3-Month USD Libor+82 basis points), 8/8/2022[1,2]	3,267,920
2,000,000	2.15%, 9/6/2022[1]	2,032,918
4,665,000	Charles Schwab Corp. 0.55% (SOFR Rate+50 basis points), 3/18/2024[1,2]	4,698,672
	Citigroup, Inc.
500,000	1.18% (3-Month USD Libor+107 basis points), 12/8/2021[1,2]	500,518
2,556,000	3.14% (3-Month USD Libor+72 basis points), 1/24/2023[1,4]	2,577,409
4,240,000	1.14% (3-Month USD Libor+102 basis points), 6/1/2024[1,2]	4,294,196
2,000,000	0.72% (SOFR Rate+67 basis points), 5/1/2025[1,2]	2,017,552
	Citizens Bank N.A.
2,000,000	0.84% (3-Month USD Libor+72 basis points), 2/14/2022[1,2]	2,003,988
1,000,000	0.93% (3-Month USD Libor+81 basis points), 5/26/2022[2]	1,004,663
1,000,000	1.08% (3-Month USD Libor+95 basis points), 3/29/2023[1,2]	1,011,066
1,000,000	Citizens Financial Group, Inc. 4.15%, 9/28/2022[3]	1,033,060
	Credit Suisse A.G.
1,000,000	2.10%, 11/12/2021[6]	1,002,090
2,000,000	0.50% (SOFR Rate+45 basis points), 2/4/2022[2,6]	2,002,494
	Credit Suisse Group A.G.
435,000	3.57%, 1/9/2023[1,3,6]	438,563
2,000,000	1.35% (3-Month USD Libor+124 basis points), 6/12/2024[1,2,3,6]	2,030,696
	Danske Bank A/S
1,000,000	5.00%, 1/12/2022[3,6]	1,012,034
2,000,000	1.17% (3-Month USD Libor+106 basis points), 9/12/2023[2,3,6]	2,023,062
2,000,000	1.17% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+103 basis points), 12/8/2023[1,3,4,6]	2,009,420
2,000,000	Deutsche Bank A.G. 0.90%, 5/28/2024[6]	1,997,886
2,375,000	Fidelity National Information Services, Inc. 0.38%, 3/1/2023	2,373,782
422,000	Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025[1,3]	435,234
	Goldman Sachs Group, Inc.
1,000,000	5.75%, 1/24/2022	1,016,932
3,000,000	0.46% (SOFR Rate+41 basis points), 1/27/2023[1,2]	3,001,344
1,870,000	0.88% (3-Month USD Libor+75 basis points), 2/23/2023[2]	1,884,694
3,000,000	0.59% (SOFR Rate+54 basis points), 11/17/2023[1,2]	3,009,654
	HSBC Holdings PLC
3,000,000	1.12% (3-Month USD Libor+100 basis points), 5/18/2024[1,2,6]	3,035,649
1,957,000	0.73% (SOFR Rate+53 basis points), 8/17/2024[1,4,6]	1,958,162

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$5,004,000	ING Groep N.V. 1.28% (3-Month USD Libor+115 basis points), 3/29/2022[2,6]	$5,031,482
	JPMorgan Chase & Co.
3,075,000	0.63% (SOFR Rate+58 basis points), 3/16/2024[1,2]	3,087,079
3,000,000	1.03% (3-Month USD Libor+89 basis points), 7/23/2024[1,2]	3,038,007
	KeyBank N.A.
1,670,000	0.79% (3-Month USD Libor+66 basis points), 2/1/2022[2]	1,673,427
3,000,000	0.37% (SOFR Rate+32 basis points), 6/14/2024[1,2]	3,011,265
	Lloyds Banking Group PLC
1,750,000	2.86% (3-Month USD Libor+125 basis points), 3/17/2023[1,4,6]	1,769,441
1,740,000	1.33% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+110 basis points), 6/15/2023[1,4,6]	1,750,743
	Metropolitan Life Global Funding I
660,000	0.62% (SOFR Rate+57 basis points), 1/13/2023[2,3]	663,540
3,000,000	0.35% (SOFR Rate+30 basis points), 9/27/2024[2,3]	3,002,535
1,000,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 5.63%, 5/1/2024[1]	1,087,500
2,294,000	Mitsubishi UFJ Financial Group, Inc. 0.86% (3-Month USD Libor+74 basis points), 3/2/2023[2,6]	2,314,167
	Morgan Stanley
5,000,000	2.63%, 11/17/2021	5,014,330
3,000,000	0.53% (SOFR Rate+45 basis points), 1/25/2024[1,4]	3,002,001
	National Bank of Canada
4,000,000	0.35% (SOFR Rate+30 basis points), 5/16/2023[1,2,6]	4,001,540
1,765,000	0.54% (SOFR Rate+49 basis points), 8/6/2024[2,6]	1,772,431
	NatWest Group PLC
2,000,000	1.59% (3-Month USD Libor+147 basis points), 5/15/2023[1,2,6]	2,015,924
1,000,000	1.68% (3-Month USD Libor+155 basis points), 6/25/2024[1,2,6]	1,020,624
	NatWest Markets PLC
1,000,000	1.71% (SOFR Rate+166 basis points), 9/29/2022[2,3,6]	1,015,148
2,000,000	3.63%, 9/29/2022[3,6]	2,066,002
758,000	Navient Corp. 6.13%, 3/25/2024	811,628
	New York Life Global Funding
2,940,000	0.27% (SOFR Rate+22 basis points), 2/2/2023[2,3]	2,943,843
2,000,000	0.36% (SOFR Rate+31 basis points), 4/26/2024[2,3]	2,006,056
1,200,000	Northwestern Mutual Global Funding 0.38% (SOFR Rate+33 basis points), 3/25/2024[2,3]	1,202,702
	OneMain Finance Corp.
300,000	6.12%, 5/15/2022	307,125
500,000	5.63%, 3/15/2023	525,922
371,000	3.50%, 1/15/2027[1]	370,117
330,000	PRA Group, Inc. 7.37%, 9/1/2025[1,3]	353,100

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,300,000	Protective Life Global Funding 1.08%, 6/9/2023[3]	$1,314,338
703,000	RLJ Lodging Trust LP 3.75%, 7/1/2026[1,3]	706,515
5,000,000	Royal Bank of Canada 0.41% (SOFR Rate+36 basis points), 7/29/2024[2,6]	5,011,380
	Santander Holdings USA, Inc.
1,980,000	4.45%, 12/3/2021[1]	1,986,281
1,000,000	3.40%, 1/18/2023[1]	1,034,090
	SLM Corp.
76,000	5.13%, 4/5/2022[1]	77,161
245,000	4.20%, 10/29/2025[1]	262,664
	Standard Chartered PLC
1,175,000	1.32% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+117 basis points), 10/14/2023[1,3,4,6]	1,182,346
1,500,000	0.99% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+78 basis points), 1/12/2025[1,3,4,6]	1,494,777
	Sumitomo Mitsui Financial Group, Inc.
500,000	0.90% (3-Month USD Libor+78 basis points), 7/12/2022[2,6]	502,768
2,094,000	0.87% (3-Month USD Libor+74 basis points), 1/17/2023[2,6]	2,112,086
	Toronto-Dominion Bank
1,175,000	0.53% (SOFR Rate+48 basis points), 1/27/2023[2,6]	1,180,973
2,000,000	0.27% (SOFR Rate+22 basis points), 6/2/2023[2,6]	2,003,710
1,000,000	0.50% (SOFR Rate+45 basis points), 9/28/2023[2,6]	1,005,617
3,000,000	Truist Bank 0.25% (SOFR Rate+20 basis points), 1/17/2024[1,2]	3,001,809
3,000,000	Truist Financial Corp. 0.45% (SOFR Rate+40 basis points), 6/9/2025[1,2]	3,011,850
5,000,000	UBS A.G. 0.41% (SOFR Rate+36 basis points), 2/9/2024[2,3,6]	5,017,810
2,500,000	UBS Group A.G. 1.35% (3-Month USD Libor+122 basis points), 5/23/2023[1,2,3,6]	2,517,922
	VICI Properties LP / VICI Note Co., Inc.
888,000	3.50%, 2/15/2025[1,3]	905,760
800,000	4.25%, 12/1/2026[1,3]	835,464
		181,351,984
	HEALTH CARE — 3.2%
1,000,000	AbbVie, Inc. 2.15%, 11/19/2021	1,002,391
835,000	Astrazeneca Finance LLC 0.70%, 5/28/2024[1]	836,024
3,930,000	AstraZeneca PLC 0.79% (3-Month USD Libor+66 basis points), 8/17/2023[2,6]	3,969,940
584,000	Bausch Health Cos, Inc. 5.50%, 11/1/2025[1,3,6]	592,760

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$1,500,000	Bayer U.S. Finance II LLC 3.87%, 12/15/2023[1,3]	$1,596,018
500,000	Becton, Dickinson and Co. 1.15% (3-Month USD Libor+103 basis points), 6/6/2022[2]	503,138
	Cigna Corp.
535,000	3.00%, 7/15/2023[1]	557,749
2,100,000	0.61%, 3/15/2024[1]	2,095,130
3,000,000	Gilead Sciences, Inc. 0.65% (3-Month USD Libor+52 basis points), 9/29/2023[1,2]	3,000,054
510,000	IQVIA, Inc. 5.00%, 10/15/2026[1,3]	522,684
1,700,000	PerkinElmer, Inc. 0.55%, 9/15/2023[1]	1,701,345
1,665,000	Royalty Pharma PLC 0.75%, 9/2/2023[6]	1,670,310
1,665,000	Viatris, Inc. 1.13%, 6/22/2022[3]	1,673,831
		19,721,374
	INDUSTRIALS — 4.0%
913,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 4.13%, 8/15/2026[1,3,6]	947,174
2,205,000	BAE Systems PLC 4.75%, 10/11/2021[3,6]	2,206,731
	Boeing Co.
1,500,000	4.51%, 5/1/2023[1]	1,584,598
3,000,000	1.43%, 2/4/2024[1]	3,004,800
	Caterpillar Financial Services Corp.
2,000,000	0.32% (3-Month USD Libor+20 basis points), 11/12/2021[2]	2,000,580
2,000,000	0.30% (SOFR Rate+25 basis points), 5/17/2024[2]	2,005,462
3,000,000	General Electric Co. 4.65%, 10/17/2021	3,004,569
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
3,000,000	4.12%, 8/1/2023[1,3]	3,179,130
1,500,000	2.70%, 11/1/2024[1,3]	1,574,445
2,000,000	Rockwell Automation, Inc. 0.35%, 8/15/2023[1]	2,001,156
2,460,000	Siemens Financieringsmaatschappij N.V. 0.48% (SOFR Rate+43 basis points), 3/11/2024[2,3,6]	2,478,047
255,000	Spirit AeroSystems, Inc. 5.50%, 1/15/2025[1,3]	269,662
		24,256,354
	MATERIALS — 1.4%
425,000	Freeport-McMoRan, Inc. 3.88%, 3/15/2023[1]	438,473

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$1,665,000	Glencore Funding LLC 4.12%, 3/12/2024[1,3]	$1,783,576
598,000	INEOS Quattro Finance 2 Plc 3.38%, 1/15/2026[1,3,6]	603,980
787,000	Ingevity Corp. 4.50%, 2/1/2026[1,3]	794,870
	International Flavors & Fragrances, Inc.
925,000	0.70%, 9/15/2022[3]	927,717
1,000,000	3.20%, 5/1/2023[1]	1,035,209
3,000,000	LYB International Finance III LLC 1.14% (3-Month USD Libor+100 basis points), 10/1/2023[1,2]	3,001,746
		8,585,571
	TECHNOLOGY — 1.7%
	Hewlett Packard Enterprise Co.
1,000,000	4.45%, 10/2/2023[1]	1,071,061
2,000,000	1.45%, 4/1/2024[1]	2,031,838
306,000	Open Text Corp. 5.87%, 6/1/2026[1,3,6]	316,710
2,000,000	Oracle Corp. 2.40%, 9/15/2023[1]	2,069,064
594,000	PTC, Inc. 3.63%, 2/15/2025[1,3]	602,910
500,000	Seagate HDD Cayman 4.88%, 3/1/2024[1,6]	538,750
400,000	Sensata Technologies B.V. 4.87%, 10/15/2023[3,6]	425,500
3,000,000	Skyworks Solutions, Inc. 0.90%, 6/1/2023[1]	3,005,781
		10,061,614
	UTILITIES — 2.7%
1,750,000	Atmos Energy Corp. 0.50% (3-Month USD Libor+38 basis points), 3/9/2023[1,2]	1,750,238
371,000	Calpine Corp. 5.25%, 6/1/2026[1,3]	381,659
4,000,000	Dominion Energy, Inc. 0.64% (3-Month USD Libor+53 basis points), 9/15/2023[1,2]	4,000,944
1,100,000	Entergy Louisiana LLC 0.95%, 10/1/2024[1]	1,100,216
2,240,000	Eversource Energy 0.30% (SOFR Rate+25 basis points), 8/15/2023[2]	2,239,131
3,800,000	Florida Power & Light Co. 0.30% (SOFR Rate+25 basis points), 5/10/2023[1,2]	3,800,505
	PPL Electric Utilities Corp.
1,875,000	0.38% (3-Month USD Libor+25 basis points), 9/28/2023[1,2]	1,875,077

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$1,055,000	0.38% (SOFR Rate+33 basis points), 6/24/2024[1,2]	$1,056,013
		16,203,783
	TOTAL CORPORATE BONDS
	(Cost $326,785,283)	328,582,519
	MUNICIPAL BONDS — 0.6%
1,685,000	City of Houston TX Airport System Revenue 1.05%, 7/1/2023	1,702,500
	City of Riverside CA
300,000	1.75%, 6/1/2022	302,664
500,000	1.90%, 6/1/2023	510,519
1,095,000	County of San Bernardino CA 6.02%, 8/1/2023	1,177,468
	TOTAL MUNICIPAL BONDS
	(Cost $3,647,769)	3,693,151

Number of Shares
	SHORT-TERM INVESTMENTS — 10.7%
65,162,356	Federated Treasury Obligations Fund - Institutional Class 0.01%[12]	65,162,356
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $65,162,356)	65,162,356
	TOTAL INVESTMENTS — 101.3%
	(Cost $613,721,295)	615,583,841
	Liabilities in Excess of Other Assets — (1.3)%	(7,793,698)
	TOTAL NET ASSETS — 100.0%	$607,790,143

LLC – Limited Liability Company
LP – Limited Partnership
ULC – Unlimited Liability Corporation
IO – Interest Only
PLC – Public Limited Company

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $245,574,476, which represents 40.4% of total net assets of the Fund.
[4]Variable rate security. Rate shown is the rate in effect as of September 30, 2021.
[5]Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rank. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[6]Foreign security denominated in U.S. Dollars.
[7]All or a portion of the loan is unfunded.
[8]Denotes investments purchased on a when-issued or delayed delivery basis.
[9]Step rate security.
[10]Interest-only security.
[11]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $61,187.
[12]The rate is the annualized seven-day yield at period end.